Condensed Financial Information Of Information Of Registrant (Parent Company Only) - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017
ASSETS
Contingently redeemable common stock, par value $0.01; 1,043 and 1,456 shares issued and outstanding:		$ 10,438	$ 8,975	$ 8,145
STOCKHOLDERS' DEFICIT
Common stock, par value $0.01; 305,000 shares authorized; 87,073 shares issued and outstanding	$ 1,376	871	871	871
Additional paid-incapital	738,134	2,883	6,303	6,397
Accumulated deficit	(979,420)	(1,036,012)	(1,101,515)	(356,760)
Total liabilities and stockholders' deficit	$ 3,464,955	3,273,856	$ 3,366,204	3,232,219
Parent Company [Member]
ASSETS
Investment in subsidiaries		(1,019,419)		(339,066)
Contingently redeemable common stock, par value $0.01; 1,043 and 1,456 shares issued and outstanding:		10,438		8,145
STOCKHOLDERS' DEFICIT
Common stock, par value $0.01; 305,000 shares authorized; 87,073 shares issued and outstanding		871		871
Additional paid-incapital		4,537		7,931
Accumulated deficit		(1,035,265)		(356,013)
Total liabilities and stockholders' deficit		$ (1,019,419)		$ (339,066)